SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________________________________________

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):	Form 10-K	Form 11-K	Form 20-F	X Form 10-Q
Form N-SAR

For Period Ended: March 31, 2003
Transition Report on Form 10-K
Transition Report on Form 20-F
Transition Report on Form 11-K
Transition Report on Form 10-Q
Transition Report on Form N-SAR
For the Transition Period Ended:

TOUCH AMERICA HOLDINGS, INC.

(Exact name of registrant as specified in its charter)
Delaware (State or other jurisdiction of incorporation)	1-31237 (Commission File Number)	81-0540231 (IRS Employer Identification No.)

130 North Main, Butte, Montana (Address of principal executive offices)	59701-9332 (Zip Code)

Registrant's telephone number, including area code (406) 497-5100

Read Instructions (on back page) before preparing form. Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Quarterly Report on Form 10-Q for the period ended March 31, 2003.

PART I - REGISTRANT INFORMATION

Touch America Holdings, Inc.
Full Name of Registrant

Former Name if Applicable

130 North Main Street
Address of Principal Executive Office (Street and Number)

Butte, Montana 59701-9332
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

X	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date.

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

  PART III - NARRATIVE

  State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period. (Attach extra sheets if needed.)

  On March 31, 2003, we announced that we would delay the filing of our 2002 Annual Report on Form 10-K until we had completed analysis of the March 24, 2003 Interim Opinion and Award from the arbitrator finding that Touch America owes Qwest $59,600,000 (plus interest) in the arbitration proceedings between Qwest Communications Corporation and us. There are other issues to be decided by the arbitrator before the actual decision is rendered. The arbitration relates primarily to the amounts owed by the Company to Qwest for our purchase of services (expense items) and amounts owed by Qwest to the Company for our sale of services (revenue items) that have arisen subsequent to our June 30, 2000 acquisition from Qwest of the wholesale, private line, long-distance and other telecommunications services business in the former U S West 14-state region. We are working to determine the impact this decision will have on our 2002 consolidated financial statements. We believe that restatement of financial statements for prior years will be necessary. Our independent accountants, PricewaterhouseCoopers LLP, will audit the resulting financial statements. This analysis has not been completed because of the complexity of the issues and determinations in the Interim Opinion and Award. Until it is completed and our auditors can conclude their work, we will not be able to file our 2002 Annual Report on Form 10-K or our Quarterly Report on Form 10-Q for the period ended March 31, 2003, and we are unable to predict when we will file these reports.

  PART IV - OTHER INFORMATION

  (1) Name and telephone number of person to contact in regard to this notification:

J. P. Pederson	(406) 497-5423
(Name)	(Telephone Number)

  (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes __X_ No

We have not filed our Annual Report on Form 10-K for December 31, 2002.

  (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

  _ _X_Yes No

  If so, attach an explanation of the anticipated changes, both narratively and quantitatively, and if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

  As discussed above in "Part III - Narrative," on March 31, 2003, we announced that we would delay the filing of our 2002 Annual Report on Form 10-K until we had completed analysis of the March 24, 2003 Interim Opinion and Award from the arbitrator finding that Touch America owes Qwest $59,600,000 (plus interest) in the arbitration proceedings between Qwest Communications Corporation and us. There are other issues to be decided by the arbitrator before the actual decision is rendered. The arbitration relates primarily to the amounts owed by the Company to Qwest for our purchase of services (expense items) and amounts owed by Qwest to the Company for our sale of services (revenue items) that have arisen subsequent to our June 30, 2000 acquisition from Qwest of the wholesale, private line, long-distance and other telecommunications services business in the former U S West 14-state region. We are working to determine the impact this decision will have on our 2002 consolidated financial statements. We believe that restatement of financial statements for prior years will be necessary. Our independent accountants, PricewaterhouseCoopers LLP, will audit the resulting financial statements. This analysis has not been completed because of the complexity of the issues and determinations in the Interim Opinion and Award. Since we have not completed the analysis of the impact of the Interim Opinion and Award, we are not able to quantify any anticipated change.

  Touch America Holdings, Inc.

  (Name of Registrant as specified in charter)

  has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

TOUCH AMERICA HOLDINGS, INC.
(Registrant)

By	/s/ J. P. Pederson
J. P. Pederson
Vice Chairman and Chief
Financial Officer

  Dated: May 16, 2003